                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03073

                               SECURITY CASH FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                               SECURITY CASH FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS                                       SECURITY CASH FUND
MARCH 31, 2007 (UNAUDITED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                         -----------  -----------
CERTIFICATE OF DEPOSIT - 13.3%
Bank of Ireland
   5.34%, 8/09/2007                                        2,000,000  $ 2,000,000
BNP Paribas NY Branch
   5.33%, 8/23/2007                                        2,000,000    2,000,184
Credit Suiss New York
   5.62%, 7/18/2007                                        1,700,000    1,700,720
UBS AG Stamford CT
   5.30%, 7/20/2007                                        1,100,000    1,100,007
---------------------------------------------------------------------------------
TOTAL CERTIFICATE OF DEPOSIT (Cost $6,800,911)                        $ 6,800,911
---------------------------------------------------------------------------------
CORPORATE BOND - 22.6%
AUTOMOTIVE - 9.0%
American Honda Finance Corporation
   5.43%, 4/02/2007 (1)(2)(3)(4)                         $ 1,000,000    1,000,016
   5.46%, 5/11/2007 (1)(2)(3)(4)                           1,100,000    1,100,179
Toyota Motor Credit Corporation
   5.34%, 4/02/2007 (1)(2)                                 1,000,000      999,980
   5.395%, 4/02/2007 (1)(2)                                1,500,000    1,500,240
                                                                      -----------
                                                                        4,600,415
                                                                      -----------
BROKERAGE - 9.7%
Goldman Sachs Group, Inc.
   5.46%, 5/11/2007 (1)(2)                                 1,000,000    1,000,147
   5.485%, 4/02/2007 (1)(2)                                1,000,000    1,000,419
Lehman Brothers Holdings, Inc.
   5.385%, 4/19/2007 (1)(2)                                1,000,000    1,000,267
Merrill Lynch & Company, Inc.
   5.36%, 4/23/2007 (1)(2)                                 2,000,000    2,000,547
                                                                      -----------
                                                                        5,001,380
                                                                      -----------
FINANCIAL COMPANIES - CAPTIVE - 3.9%
Caterpillar Financial Services Corporation
   5.37%, 4/27/2007 (1)(2)                                 2,000,000    2,000,254
---------------------------------------------------------------------------------
TOTAL CORPORATE BOND (Cost $11,602,049)                               $11,602,049
---------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES - 1.1%
OTHER NON-AGENCY - 1.1%
PASS-THRU'S - 1.1%
Small Business Administration Pools
   #503295, 5.75% -
     4/01/2007 (1)(2)                                         65,026       65,067
   #503303, 5.75% -
     4/01/2007 (1)(2)                                        102,861      102,925
   #603265, 5.75% -
     4/01/2007 (1)(2)                                        112,691      112,409
   #502398, 5.875% -
     4/01/2007 (1)(2)                                         18,643       18,713
   #503152, 5.875% -
     4/01/2007 (1)(2)                                        102,900      102,900
   #501927, 6.50% -
     4/01/2007 (1)(2)                                        178,373      180,056
                                                                      -----------
                                                                          582,070
---------------------------------------------------------------------------------
TOTAL MORTGAGE BACKED SECURITIES (COST $582,070)                      $   582,070
---------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 2.0%
Federal Home Loan Bank
   5.27% - 4/04/2007 (2)                                 $ 1,000,000  $ 1,000,000
---------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
BONDS & NOTES (Cost $1,000,000)                                       $ 1,000,000
---------------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER - 42.7%
FINANCIAL COMPANIES - CAPTIVE - 2.1%
Edison Asset Securitization LLC
   5.24%, 5/1/2007                                         1,100,000    1,095,197
                                                                      -----------
FINANCIAL COMPANIES - DIVERSIFIED - 8.6%
Amstel Funding Corporation
   5.25%, 4/16/2007                                        1,200,000    1,197,375
   5.27%, 4/20/2007                                        1,000,000      997,219
Amsterdam Funding Corporation
   5.28%, 4/25/2007                                        1,200,000    1,195,776
Govco, Inc.
   5.22%, 6/20/2007                                        1,000,000      988,400
                                                                      -----------
                                                                        4,378,770
                                                                      -----------
FINANCIAL COMPANIES - MISCELLANEOUS
RECEIVABLES - 13.2%
Fairway Finance Corporation
   5.28%, 4/3/2007                                         1,000,000      999,707
   5.255%, 4/13/2007                                       1,400,000    1,397,548
Falcon Asset Securitization Corporation
   5.28%, 4/26/2007                                        1,000,000      996,333
   5.23%, 5/16/2007                                        1,300,000    1,291,501
Jupiter Securitization Corporation
   5.23%, 5/4/2007                                         1,100,000    1,094,726
   5.25%, 5/7/2007                                         1,000,000      994,750
                                                                      -----------
                                                                        6,774,565
                                                                      -----------
FINANCIAL COMPANIES - SECURITIES- 5.6%
Galaxy Funding, Inc.
   5.24%, 5/18/2007                                        1,100,000    1,092,475
Perry Global Funding LLC
   5.25%, 4/23/2007                                        1,800,000    1,794,225
                                                                      -----------
                                                                        2,886,700
                                                                      -----------
FINANCIAL COMPANIES - TRADE & TERM RECEIVABLES - 6.0%
Cafco LLC
   5.26%, 4/30/2007                                        1,000,000      995,763
Eureka Securitization
   5.25%, 4/5/2007                                         2,050,000    2,048,804
                                                                      -----------
                                                                        3,044,567
                                                                      -----------
FINANCIAL COMPANIES - TRADE RECEIVABLES  - 7.2%
Old Line Funding LLC
   5.26%, 4/12/2007                                        1,700,000    1,697,268
Sheffield Receivables Corporation
   5.26%, 4/9/2007                                         1,000,000      998,831

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                       SECURITY CASH FUND
March 31, 2007 (Unaudited) - continued

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                         -----------  -----------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
FINANCIAL COMPANIES - TRADE RECEIVABLES (CONTINUED)
Sheffield Receivables Corporation (continued)
   5.27%, 4/18/2007                                        1,000,000  $   997,511
                                                                      -----------
                                                                        3,693,610
---------------------------------------------------------------------------------
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $21,873,409)                $21,873,409
---------------------------------------------------------------------------------
COMMERCIAL PAPER - 15.7%
BANKING - 5.7%
Bank of America
   5.17%, 4/4/2007                                         2,000,000    1,999,138
UBS Finance (DE) LLC
   5.26%, 6/1/2007                                           900,000      891,979
                                                                      -----------
                                                                        2,891,117
                                                                      -----------
BROKERAGE - 2.8%
ING (US) Funding LLC
   5.24%, 4/19/2007                                        1,450,000    1,446,201
                                                                      -----------
FINANCIAL - OTHER - 4.3%
Countrywide Financial Corporation
   5.48%, 4/2/2007                                         2,200,000    2,199,665
                                                                      -----------
NON U.S. BANKING - 2.9%
Westpac Banking Corporation
   5.18%, 5/2/2007                                         1,500,000    1,493,309
---------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost $8,030,292)                              $ 8,030,292
---------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.7%
United Missouri Bank, 4.89%,
   dated 03-30-07, matures
   04-02-07; repurchase amount
   $ 355,145 (Collateralized by
   FHLMC, 4.00%, 08-17-07 with a
   value of $363,960)                                    $   355,000  $   355,000
---------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (Cost $355,000)                            $   355,000
---------------------------------------------------------------------------------
TOTAL INVESTMENTS (SECURITY CASH FUND)                                $50,243,731
(COST $50,243,731) - 98.1%
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%                              993,873
                                                                      -----------
TOTAL NET ASSETS - 100.0%                                             $51,237,604
                                                                      ===========

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $50,243,731.

1  - Maturity date indicated is next interest reset date.

2  - Variable rate security. Rate indicated is rate effective at March 31, 2007.

3  - Security was acquired through a private placement.

4  - Security is a 144A security, which places restrictions on resale. See
     Notes to financial statements.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. 144A SECURITIES

      As of March 31, 2007, the following funds contained securities that were considered 144A securities. Market value, cost and percentage of total net assets are as follows:

                             MARKET                       % OF
                             VALUE          COST       NET ASSETS
                          -----------    -----------   ----------
Security Cash Fund        $ 2,100,195    $ 2,100,195      4.1%

2. SECURITY VALUATION

      SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

      Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY CASH FUND

                                        By: /s/ Michael G. Odlum
                                            ----------------------------------
                                            Michael G. Odlum, President

                                        Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By: /s/ Michael G. Odlum
                                            ----------------------------------
                                            Michael G. Odlum, President

                                        Date: May 30, 2007

                                        By: /s/ Brenda M. Harwood
                                            ----------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: May 30, 2007